OTHER INCOME, NET (Schedule of Components of Other Income, Net) (Parenthetical) (Details) - USD ($)	1 Months Ended	3 Months Ended				12 Months Ended
	Jun. 30, 2018	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Nov. 14, 2014
OTHER INCOME (EXPENSES), NET
Tax reserves released, statute of limitations						$ 1,232,000	$ 1,409,000	$ 2,557,000
Disposal gain from closure of subsidiary	$ 900,000					$ 909,000
Inphi Corporation
OTHER INCOME (EXPENSES), NET
Shares received in exchange of interest in related party									124,395,000
Equity Securities Sold During Period Shares					124,395,000
Proceeds from sale of equity					$ 2,400,000
Realized gain on other income					$ 600,000
Cash proceeds from sale of assets				$ 700,000
Net carrying value of assets sold				$ 0
Escrow deposit			$ 300,000
Cortina
OTHER INCOME (EXPENSES), NET
Investment Ownership Percentage Disposed Of									1.00%
Other income (expense), net | Inphi Corporation
OTHER INCOME (EXPENSES), NET
Escrow deposit		$ 100,000
Korean Subsidiary
OTHER INCOME (EXPENSES), NET
Tax reserves released, statute of limitations								$ 800,000